Average Annual Total Returns{- Fidelity Capital & Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-10 - Fidelity Capital & Income Fund
	Fidelity Capital & Income Fund Return Before Taxes Past 1 year	Fidelity Capital & Income Fund Return Before Taxes Past 5 years	Fidelity Capital & Income Fund Return Before Taxes Past 10 years	Fidelity Capital & Income Fund After Taxes on Distributions Past 1 year	Fidelity Capital & Income Fund After Taxes on Distributions Past 5 years	Fidelity Capital & Income Fund After Taxes on Distributions Past 10 years	Fidelity Capital & Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Capital & Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Capital & Income Fund After Taxes on Distributions and Sales Past 10 years	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	10.24%	8.84%	7.24%	8.08%	6.64%	4.97%	6.10%	5.93%	4.68%	6.07%	8.42%	6.61%